CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total Revenues	¥ 103,861	¥ 657,408	$ 100,340	¥ 1,588,031	¥ 659,090
Cost of revenues	(110,714)	(673,711)	(102,828)	(689,292)	(418,852)
Gross profit	(6,853)	(16,303)	(2,488)	898,739	240,238
Operating expenses:
Sales and marketing	(189,503)	(339,013)	(51,743)	(1,184,997)	(1,488,699)
Research and development	(31,176)	(74,137)	(11,316)	(140,006)	(124,513)
General and administrative	(74,926)	(277,925)	(42,420)	(402,040)	(1,070,419)
Losses from guarantee liabilities				194,385	4,414
Provision for credit losses, net	(1,939,570)	(91,593)	(13,980)	(271,372)	(40,626)
Total operating expenses	(2,235,175)	(782,668)	(119,459)	(2,192,800)	(2,728,671)
Other operating income	56,043	246,346	37,600	1,925
Loss from continuing operations	(2,185,985)	(552,625)	(84,347)	(1,292,136)	(2,488,433)
Interest income	3,081	45,140	6,890	14,958	24,554
Interest expenses	(29,029)	(95,953)	(14,645)	(112,587)	(63,880)
Other income	2,420	15,672	2,392	71,142	23,721
Other expenses	(10,118)	(7,890)	(1,204)	(36,569)	(25,568)
Foreign exchange (loss)/ gains	(388)	(15,887)	(2,425)	4,247	(8,232)
Fair value change of derivative liabilities					1,185,090
Gain from disposal of investments, net				28,257
Impairment of long-term investment				(37,775)
Gain from disposal of subsidiaries	179,020
Inducement charge		(121,056)	(18,477)
Loss from continuing operations before income tax expense	(2,040,999)	(732,599)	(111,816)	(1,360,463)	(1,352,748)
Income tax (expense)/ benefit	(326)	(33)	(5)	2,554	(1,644)
Equity in income of affiliates	6,940	15,657	2,390	30,231	2,631
Net loss from continuing operations, net of tax	(2,034,385)	(716,975)	(109,431)	(1,327,678)	(1,351,761)
Less: net loss attributable to non-controlling interests shareholders	(5,383)	(9)	(1)	(1,452)	(15,771)
Net loss from continuing operations, attributable to UXIN LIMITED	(2,029,002)	(716,966)	(109,430)	(1,326,226)	(1,335,990)
Discontinued operations
Loss from discontinued operations before income tax	(455,177)	295,744	45,139	(659,458)	(173,583)
Income tax expense				(2,992)	(12,941)
Net loss from discontinued operations, net of tax	(455,177)	295,744	45,139	(662,450)	(186,524)
Net loss from discontinued operations, attributable to UXIN LIMITED	(455,177)	295,744	45,139	(662,450)	(186,524)
Net loss	(2,489,562)	(421,231)	(64,292)	(1,990,128)	(1,538,285)
Less: net loss attributable to non controlling interests shareholders	(5,383)	(9)	(1)	(1,452)	(15,771)
Net loss attributable to UXIN LIMITED	(2,484,179)	(421,222)	(64,291)	(1,988,676)	(1,522,514)
Accretion on redeemable preferred shares					(318,951)
Deemed dividend to preferred shareholders					(544,773)
Net loss attributable to ordinary shareholders	(2,484,179)	(421,222)	(64,291)	(1,988,676)	(2,386,238)
Net loss from continuing operations, attributable to ordinary shares	(2,029,002)	(716,966)	(109,430)	(1,326,226)	(2,199,714)
Comprehensive Income (Loss)
Net loss	(2,489,562)	(421,231)	(64,292)	(1,990,128)	(1,538,285)
Foreign currency translation	40,028	110,983	16,939	(17,976)	4,818
Total comprehensive loss	(2,449,534)	(310,248)	(47,353)	(2,008,104)	(1,533,467)
Less: total comprehensive loss attributable to non controlling interests shareholders	(3,927)	(9)	(1)	(1,558)	(22,359)
Total comprehensive loss	(2,445,607)	(310,239)	(47,352)	(2,006,546)	(1,511,108)
Net loss from continuing operations, attributable to ordinary shareholders	(2,029,002)	(716,966)	(109,430)	(1,326,226)	(2,199,714)
Net (loss)/income attributable to ordinary shareholders from discontinued operations	(455,177)	295,744	45,139	(662,450)	(186,524)
Net loss attributable to ordinary shareholders	¥ (2,484,179)	¥ (421,222)	$ (64,291)	¥ (1,988,676)	¥ (2,386,238)
Weighted average shares outstanding - basic | shares	888,460,868	1,100,650,208	1,100,650,208	886,613,598	477,848,763
Weighted average shares outstanding - diluted | shares	888,460,868	1,330,913,033	1,330,913,033	886,613,598	477,848,763
Loss per share for ordinary shareholders, basic
Continuing operations | (per share)	¥ (2.28)	¥ (0.65)	$ (0.10)	¥ (1.50)	¥ (4.60)
Discontinued operations | (per share)	(0.51)	0.27	0.04	(0.75)	(0.39)
Loss per share for ordinary shareholders, diluted
Continuing operations | (per share)	(2.28)	(0.65)	(0.10)	(1.50)	(4.60)
Discontinued operations | (per share)	¥ (0.51)	¥ 0.22	$ 0.03	¥ (0.75)	¥ (0.39)
Retail vehicle sales
Revenues:
Total Revenues		¥ 463,547	$ 70,751
Wholesale vehicle sales
Revenues:
Total Revenues		51,249	7,822
Consumers ("2C") - Commission revenue
Revenues:
Total Revenues	¥ 48,038	41,939	6,401	¥ 711,362	¥ 203,158
Consumers ("2C") - Value-added service revenue
Revenues:
Total Revenues	40,456	35,248	5,380	636,046	166,482
Other services
Revenues:
Total Revenues	¥ 15,367	¥ 65,425	$ 9,986	¥ 240,623	¥ 289,450